Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 18 – Related Party Transactions

The Company uses Brown & Brown (“Brown”) as an insurance broker. Brown is considered a related party as an executive of Brown serves on the board of directors for the Company. The Company paid $486,111 and $514,764 for the six months ending June 30, 2023 and 2022, respectively for insurance coverage brokered by Brown. The Company’s director earned no commissions for the placement of these policies.

The Company leases office space in Canton, Connecticut from CJEM, LLC, which is owned by an officer and director of the Company. The Company paid rent expense of $19,200 for the six months ended June 30, 2023 and 2022 related to this lease.

Note 18 – Related Party Transactions

Through December 21, 2022, SportsHub Games Network (“Affiliate”) owned approximately 40% of the outstanding ordinary shares of the Company. The Affiliate has historically paid direct expenses incurred by the Company’s subsidiary, STI, which includes salaries and related expenses for the employees of STI. The Affiliate collects cash on behalf of the STI’s revenue generating activities. The excess of revenue collected by the Affiliate over the expenses paid by the Affiliate is recorded as a distribution to the Affiliate. Distribution per share has been excluded from disclosure within the consolidated statement of shareholders’ equity as only the Affiliate received the distribution. The Company has generated a payable to the Affiliate for expenses paid on behalf of STI in excess of cash collected by the Affiliate on behalf of STI’s revenue generating activities, which is recorded in Due to Affiliate in the consolidated balance sheet.

Alpha Capital Anstalt (“Alpha”) is an investor in the Company, which owns ordinary shares, Series A-1 preferred stock, Series B preferred stock, regular warrants and prefunded warrants. Alpha has a voting interest in the Company of less than 10%, but has an ownership interest in the Company that exceeds 10%. The Company has entered into financing arrangements with Alpha, as disclosed in Notes 9 and 10 to the consolidated financial statements. In February 2023, the Company entered into a convertible note financing arrangement with Alpha for $4.4 million. See Note 19.

The Company uses Hays Companies (“Hays”) as an insurance broker. Hays is considered a related party as an executive of Hays serves on the board of directors for the Company. The Company paid $1,198,710 and $728,986 for the years ending December 31, 2022 and 2021, respectively for insurance coverage brokered by Hays. The Company’s director earned no commissions for the placement of these policies.

The Company leases office space in Canton, Connecticut from CJEM, LLC (CJEM), which is owned by an executive of the Company. The Company paid rent expense of $38,400 in years ending December 31, 2022 and 2021.